Supplementary Information to the Consolidated Statements of Loss - Schedule of Employee Salaries and Benefits (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Exploration and evaluation expenses		$ 5,390,102	$ 7,381,916	$ 3,574,342
Administration expense		913,897	1,053,006	732,528
Employees [Member]
Statement Line Items [Line Items]
Exploration and evaluation expenses		1,268,000	1,094,000	676,000
Administration expense	[1]	571,000	629,000	478,000
Total		$ 1,839,000	$ 1,723,000	$ 1,154,000

[1]	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other salaries and benefits expenses classified as administration expenses.